Derivative Instruments - Net Realized and Unrealized Losses on Derivatives (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Gain)/Loss	$ 3,163	$ 99	$ 1,054	$ 4,935	$ 995	$ (1,722)	$ 1,374
Realized (Gain)/Loss	(281)	1,659	(2,259)	8,328	12,486	4,324	$ (1,827)
Credit default swaps
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Gain)/Loss	(15)	1,217	(178)	(534)	(143)	456
Realized (Gain)/Loss	188	0	643	62	323	2,230
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Gain)/Loss	2,169	394	1,304	4,734	296	(380)
Realized (Gain)/Loss	(357)	0	(1,278)	2,947	7,463	(269)
Treasury note futures
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Gain)/Loss	1,009	(1,512)	(72)	735	842	(1,798)
Realized (Gain)/Loss	$ (112)	1,659	$ (1,624)	5,284	4,665	1,962
Options
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Gain)/Loss		0		0	0	0
Realized (Gain)/Loss		$ 0		$ 35	$ 35	$ 401